Summary of Significant Accounting Policies and Significant Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies and Significant Concentrations and Risks
Schedule of revenues from customers located in Germany, USA and Peoples' Republic of China

	Year ended
	December 31, 2011	% of net revenue	December 31, 2012	% of net revenue	December 31, 2013		% of net revenue
	RMB		RMB		RMB	US$

Germany	6,595,109	45%	4,765,312	42%	2,439,058	402,904	18%
USA	2,137,219	15%	1,600,695	14%	2,906,262	480,080	22%
PRC	3,261,886	22%	2,653,341	23%	4,546,482	751,025	34%
Total	11,994,214	82%	9,019,348	79%	9,891,802	1,634,009	74%

Schedule of advances made to individual suppliers in excess of 10% of total prepayments to suppliers

		December 31,
		2012	2013
	Location	RMB	RMB	US$

Supplier A	Singapore	184,523	210,343	34,746
Supplier B	South Korea	230,108	158,040	26,106
Supplier C	Germany	958,284	900,821	148,805
Total		1,372,915	1,269,204	209,657

Concentrations of cash balances held at financial institutions

	December 31, 2012		December 31, 2013
	Original currency	RMB equivalents	Original currency	RMB equivalents
Cash held by financial institutions located in:
PRC:
Denominated in RMB	1,006,387	1,006,387	579,288	579,288
Denominated in U.S. dollar (US$)	98,542	619,383	36,033	219,694
Denominated in European monetary unit (EURO)	9,479	78,841	5,875	49,457
Denominated in Japanese Yen (JPY)	833	61	10	1
Denominated in Great Britain Pound (GBP)	1,811	18,403	210	2,111
Hong Kong Special Administrative Region (the “HK SAR”):
Denominated in RMB	10	10	3,232	3,232
Denominated in US$	30,806	193,630	4,446	27,109
Denominated in EURO	5,171	43,010	105	888
Denominated in Singapore dollar (SGD)	—	—	103	494
Japan
Denominated in US$	404	2,555	3,803	23,153
Denominated in JPY	48,925	3,574	358,882	20,733
Singapore:
Denominated in US$	490	3,077	110	671
Denominated in SGD	15	76	104	513
Denominated in EURO	—	—	5	40
Denominated in Malaysian Ringgit (MYR)	—	—	5	9
Europe:
Denominated in US$	890	5,610	171	1,053
Denominated in EURO	11,811	98,239	10,208	85,887
Demoninated in Swiss Franc (CHF)	176	1,200	81	558
Denominated in GBP	—	—	86	881
Denominated in Croatia Kuna (HRK)	—	—	2,764	3,047
Denominated in Turk Lirasi (TRY)	—	—	40	113
Denominated in Moroccan Dirham (MAD)	—	—	209	157
US:
Denominated in US$	1,380	8,676	11,198	68,271
Denominated in Brazil Real (BRL)	—	—	594	1,692
Australia:
Denominated in AUD	—	—	1,379	7,491
Denominated in US$	—	—	1,123	6,674
Total cash held by financial institutions		2,082,732		1,103,217

Restricted cash held by financial institutions located in:
PRC:
Denominated in RMB	912,446	912,446	1,476,050	1,476,050
Denominated in US$	6,845	43,023	27,693	168,841
Denominated in EURO	1,358	11,292	5,434	45,747
Denominated in CHF	13	85	13	85
HK:
Denominated in US$	—	—	139	845
Europe:
Denominated in CHF	5	32	—	—
Denominated in EUR	—	—	73	618
Denominated in MAD	—	—	2	2
Australia:
Denominated in AUD		—	26	142
Total restricted cash		966,878		1,692,330

Schedule of estimated useful lives of property, plant and equipment
Buildings	30 years
Machinery and equipment	4 -25 years
Furniture and fixtures	3 -5 years
Motor vehicles	8 -10 years

Schedule of estimated useful lives of amortizable intangible assets
Technical know-how	5.5-6 years
Customer relationships	5.5-6 years
Order backlog	1-1.5 years
Short-term supply agreements	0.5 year

Schedule of changes in the carrying amount of accrued warranty liability.

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Beginning balance	303,641	457,733	555,357	91,738
Warranty expense for the current year	154,092	109,915	125,900	20,797
Warranty costs incurred or claimed	—	(12,291)	(14,311)	(2,364)
Total accrued warranty cost	457,733	555,357	666,946	110,171
Less: accrued warranty cost, current portion	32,383	35,819	40,632	6,712
Accrued warranty cost, excluding current portion	425,350	519,538	626,314	103,459